Supplemental Information with Respect to Cash Flows (Details) - Schedule of supplemental information with respect to cash flows - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Change in non-cash working capital:
Trade and other receivables	$ 463,505	$ (6,303)
Prepaids	(491,942)	(731,566)
Inventory	528,510	(1,060,581)
Advances to suppliers	(519,709)	(590,506)
Accounts payable and accrued liabilities	(967,476)	(836,698)
Deferred revenue	(149,600)
Total	$ (1,136,712)	$ (3,225,654)